Accounts Receivable, Net of Allowance for Doubtful Accounts (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Accounts Receivable, Net of Allowance for Doubtful Accounts [Abstract]
Schedule of Accounts Receivable	The components of accounts receivable were as follows:
As at	September 30, 2024	March 31, 2024

Accounts receivable	$116,363	$207,971
Allowance for credit losses	(13,705)	(13,774)
Net accounts receivable	$102,658	$194,197
The components of accounts receivables were as follows:
(In USD)
As at	March 31, 2024	March 31, 2023

Accounts receivable	$207,971	$255,175
Allowance for credit losses	(13,774)	-
Net accounts receivable	194,197	255,175